Income Taxes - Components of Earnings from Continuing Operations Before Income Taxes and Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Earnings From Continuing Operations Before Income Taxes And Provision For Income Taxes [Line Items]
Domestic										$ 234.7	$ 194.7	$ 169.7
Foreign, principally Australia, Bermuda, Canada and the U.K.										10.6	13.1	33.3
Earnings from continuing operations before income taxes	42.3	45.4	76.3	91.1	32.5	47.4	71.0	65.9	23.5	245.3	207.8	203.0
Federal Current										45.4	7.8	(2.9)
Federal Deferred										(14.6)	38.4	21.3
Total Provision for income taxes-continuing operations, Federal										30.8	46.2	18.4
State and local Current										17.3	7.2	10.8
State and local Deferred										(2.9)	5.9	(0.8)
Total Provision for income taxes-continuing operations, State and local										14.4	13.1	10.0
Foreign Current										8.7	7.4	9.3
Foreign Deferred										(3.6)	(3.0)	2.0
Total Provision for income taxes-continuing operations, Foreign										5.1	4.4	11.3
Total provision for income taxes - continuing operations										$ 50.3	$ 63.7	$ 39.7